ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)	12 Months Ended					12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	May 31, 2011	Mar. 31, 2011	Jun. 30, 2012 Convertible Debt [Member]	Jun. 30, 2011 Convertible Debt [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Common and preferred stock authorized					1,000,000,000
Percentage of voting interests acquired				60.00%
Common stock, shares authorized	990,000,000	990,000,000	990,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Statement [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	104,677,887	58,383,898				14,859,842	3,750,000	158,995,482	87,884,712	158,995,482	87,884,712	89,284,712	54,200,565	1,450,000	600,000	1,450,000	600,000	533,333	433,333